13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2005

Check here if Amendment  [ x]; Amendment Number 1
This Amendment (Check only one.):[ x  ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      December 1, 2005

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	61
Form 13F Information Table Value Total: 	$277935

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     9292   189592 SH       SOLE                   189592
American International Group   COM              026874107     9233   158918 SH       SOLE                   158918
Amgen                          COM              031162100      268     4433 SH       SOLE                     4433
Anadarko Petroleum Corp        COM              032511107     9336   113644 SH       SOLE                   113644
Applied Materials              COM              038222105     5923   366052 SH       SOLE                   366052
Automatic Data Processing      COM              053015103     7117   169582 SH       SOLE                   169582
Bank of America Corp           COM              060505104      301     6604 SH       SOLE                     6604
Berkshire Hathaway Inc Cl B    CL B             084670207      214       77 SH       SOLE                       77
Berkshire Hathaway Inc Cl A    CL A             084670108     2338       28 SH       SOLE                       28
BP Plc Spon Adr                SPONSORED ADR    055622104      227     3642 SH       SOLE                     3642
Cadbury Schweppes ADR F        ADR              127209302     6519   170083 SH       SOLE                   170083
Chevron Texaco Corp            COM              166764100      360     6432 SH       SOLE                     6432
Cisco Systems Inc.             COM              17275r102     6435   337253 SH       SOLE                   337253
Citigroup Inc                  COM              172967101     8462   183032 SH       SOLE                   183032
Cohen & Steers Slct Util Fd    COM              19248a109      579    27039 SH       SOLE                    27039
Comcast Corp Special Cl A      CL A SPL         20030n200    10585   353420 SH       SOLE                   353420
Costco                         COM              22160k105      269     6020 SH       SOLE                     6020
Diageo ADR                     SPON ADR NEW     25243q205     9597   161842 SH       SOLE                   161842
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      484    25543 SH       SOLE                    25543
Eaton Vance Insured CA Muni Fd COM              27858a100      264    18430 SH       SOLE                    18430
Eli Lilly & Company            COM              532457108     4270    76638 SH       SOLE                    76638
Evergreen Managed Income Fund  COM              30024y104     1643    94096 SH       SOLE                    94096
Exxon Corp                     COM              30231g102      575     9999 SH       SOLE                     9999
Fannie Mae                     COM              313586109     7415   126970 SH       SOLE                   126970
Fifth Third Bancorp            COM              316773100     6080   147688 SH       SOLE                   147688
First Data Corporation         COM              319963104     8264   205872 SH       SOLE            	    205872
Freddie Mac                    COM              313400301    12775   195851 SH       SOLE                   195851
General Electric Company       COM              369604103     7422   214200 SH       SOLE                   214200
Goldman Sachs Group Inc        COM              38141g104     7013    68746 SH       SOLE                    68746
Home Depot Inc                 COM              437076102     8626   221751 SH       SOLE                   221751
Int'l Business Machines Corp   COM              459200101      342     4607 SH       SOLE                     4607
Intel Corp.                    COM              458140100      497    19084 SH       SOLE                    19084
Johnson & Johnson              COM              478160104      637     9804 SH       SOLE                     9804
JPMorgan Chase                 COM              46625h100      314     8904 SH       SOLE                     8904
Liberty Media - A              CL A             530718105     7991   784181 SH       SOLE                   784181
Microsoft Corp.                COM              594918104    10115   407212 SH       SOLE                   407212
National Oilwell Varco Inc     COM              637071101     4730    99480 SH       SOLE                    99480
Neuberger Berman CA Int Mun    COM              64123c101      363    26600 SH       SOLE                    26600
Novartis AG ADR                SPONSORED ADR   	66987V109     7386   155699 SH       SOLE                   155699
Nuveen CA Muni Value Fund      COM              67062c107      936    95000 SH       SOLE                    95000
Nuveen CA Municipal Market Opp COM              67062u107      190    12600 SH       SOLE                    12600
Oracle Corp                    COM              68389x105      554    42031 SH       SOLE                    42031
Pepsico Inc                    COM              713448108     9987   185177 SH       SOLE                   185177
Pfizer Inc.                    COM              717081103     9124   330825 SH       SOLE                   330825
Pimco CA Municipal Inc Fd III  COM              72201c109     1055    70870 SH       SOLE                    70870
Pimco High Income Fund         COM              722014107     2397   162640 SH       SOLE                   162640
Pimco Municipal Income Fd II   COM              72200w106      559    36200 SH       SOLE                    36200
Procter& Gamble Co             COM              742718109      276     5229 SH       SOLE                     5229
Qualcomm Inc                   COM              747525103    19603   593854 SH       SOLE                   593854
Samaritan Pharimaceuticals     COM              79586q108       26    53500 SH       SOLE                    53500
Smith International            COM              832110100      870    13652 SH       SOLE                    13652
Sysco Corp                     COM              871829107      244     6738 SH       SOLE                     6738
The Bank of New York           COM              064057102     6389   222005 SH       SOLE                   222005
Time Warner Inc                COM              887317105      229    13689 SH       SOLE                    13689
Tribune Co                     COM              896047107     8033   228328 SH       SOLE                   228328
Verizon Communications Com     COM              92343v104      253     7337 SH       SOLE                     7337
Wal Mart Stores Inc            COM              931142103     7703   159818 SH       SOLE                   159818
Walt Disney Co                 COM DISNEY       254687106     6174   245178 SH       SOLE                   245178
Washington Mutual Inc          COM              939322103     9541   234471 SH       SOLE                   234471
Waste Management Inc           COM              94106l109     9240   326024 SH       SOLE                   326024
Wells Fargo & Company          COM              949746fa4      291     4733 SH       SOLE                     4733